STATEMENT OF SHAREHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Payable	Deficit Accumulated during the development Stage	Total
Beginning balance at Dec. 31, 2010	$ 615	$ 11,524,341	$ 184,500	$ (11,348,040)	$ 361,416
Beginning balance, shares at Dec. 31, 2010	6,153,656				6,153,656
Share adjustment due to reverse split, shares	126
Common stock issued for cash and subscription payable	119	2,849,556	(184,500)		2,665,175
Common stock issued for cash and subscription payable, shares	1,187,382
Warrants issued at fair value for marketing services		12,440			12,440
Common stock issued for services at fair value	3	151,247			151,250
Common stock issued for services at fair value, shares	33,333
Cashless exercise of warrants	6	(6)
Cashless exercise of warrants, shares	62,718
Conversion of convertible debentures into common stock	10	296,048			296,058
Conversion of convertible debentures into common stock, shares	98,043
Common stock issued for interest on convertible debentures		4,564			4,564
Common stock issued for interest on convertible debentures, shares	1,902				62,718
Options and warrant compensation expense		539,519			539,519
Stock issuance cost		(93,440)			(93,440)
Net loss				(3,216,872)	(3,216,872)
Ending balance at Sep. 30, 2011	$ 753	$ 15,284,269		$ (14,564,912)	$ 720,110
Ending balance, shares at Sep. 30, 2011	7,537,160				7,537,160